Note 18 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	January 31,	January 31,	January 31,
	2013	2012	2011
Acquisition-related costs	1,405	1,599	1,545
Fiscal 2013 restructuring plan	755	-	-
Fiscal 2012 restructuring plan	117	353	-
Restructuring related to fiscal 2012 acquisitions	-	60	-
Fiscal 2011 restructuring plan	-	97	866
Restructuring related to fiscal 2011 acquisitions	-	22	1,011
Fiscal 2010 restructuring plan	87	-	156
Write-off of redundant assets	-	-	417
	2,364	2,131	3,995

2013 Restructuring Plan [Member]
Schedule of Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2012	-	-	-
Accruals and adjustments	730	25	755
Cash draw downs	(707)	(25)	(732)
Noncash draw downs and foreign exchange	8	-	8
Balance at January 31, 2013	31	-	31

2012 Restructuring Plans [Member]
Schedule of Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2012	9	19	28
Accruals and adjustments	16	101	117
Cash draw downs	(25)	(120)	(145)
Noncash draw downs and foreign exchange	-	-	-
Balance at January 31, 2013	-	-	-

2010 Restructuring Plans [Member]
Schedule of Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Network Consolidation Costs	Total
Balance at January 31, 2012	29	-	-	29
Accruals and adjustments	87	-	-	87
Cash draw downs	(116)	-	-	(116)
Balance at January 31, 2013	-	-	-	-